EXPENSES BY NATURE (Tables)	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES

The following table presents cost of sales and a breakdown of operating expenses (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Cost of Sales	$642,319	$492,886	$1,065,715	$812,931

Operating Expenses
General and Administrative Expenses	20,211	18,900	39,215	36,416
Salaries and Benefits	12,150	9,758	22,174	19,460
Stock-Based Compensation for Employees	2,140	1,714	4,860	3,019
Administrative Expenses	713	1,221	1,450	2,113
Professional Fees	3,267	5,007	7,075	9,200
Depreciation and Amortization Expense	553	398	1,128	777
Other	1,388	802	2,528	1,847
Marketing Expenses	28,140	23,284	49,272	40,981
Salaries and Benefits	534	413	1,003	803
Stock-Based Compensation for Employees	35	43	49	83
Stock-Based Compensation for Agents	4,712	3,478	9,083	6,593
Revenue Share	22,210	17,644	37,898	30,148
Other	649	1,706	1,239	3,354
Research and Development Expenses	5,353	3,993	10,500	7,925
Salaries and Benefits	2,780	2,360	5,707	4,754
Stock-Based Compensation for Employees	455	300	748	605
Software, Cloud, & Tools	2,088	1,330	3,990	2,437
Other	30	3	55	129
Acquisition Costs	11,582	-	11,894	-
Total Operating Expenses	$65,286	$46,177	$110,881	$85,322
Total Cost of Sales and Operating Expenses	$707,605	$539,063	$1,176,596	$898,253